20A. Future Minimum rental receivable (Tables)	12 Months Ended
Dec. 31, 2015
ZHEJIANG JIAHUAN
Schedule of future minimum operating leases
	2015	2014
	RMB’000	RMB’000

Within 1 year	750	715
After 1 year but within 5 years	785	1,535
After 5 years	-	-

	1,535	2,250